Evercore Inc. (Parent Company Only) Financial Statements - Condensed Statements of Financial Condition (Parent Company Only) - Additional Information (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury Stock at Cost, shares	19,101,711	15,626,288
Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares Issued	58,292,567	55,249,559
Common Stock, Shares Outstanding	39,190,856	39,623,271
Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000	1,000,000
Common Stock, Shares Issued	24	25
Common Stock, Shares Outstanding	24	25
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Treasury Stock at Cost, shares	19,101,711	15,626,288
Parent Company [Member] | Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares Issued	58,292,567	55,249,559
Common Stock, Shares Outstanding	39,190,856	39,623,271
Parent Company [Member] | Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000	1,000,000
Common Stock, Shares Issued	24	25
Common Stock, Shares Outstanding	24	25